OTHER ASSETS (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2013
OTHER ASSETS [Abstract]
Issuance of shares for oil and gas lease, shares	2,500,000	2,500,000
Issuance of shares for oil and gas lease	$ 2,500	$ 2,500
Shares issued, price per share	$ 0.001
Working interest, percent retained	82.50%